Inventories (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	$ 200,845	¥ 1,437,771	¥ 1,539,710
Finished goods	635	4,542	76,899
Total	201,480	1,442,313	1,616,609
Less: Inventory allowance	(118,868)	(850,926)	(850,926)
Inventories, net	$ 82,612	¥ 591,387	¥ 765,683